Cover Page	3 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	BITCOIN DEPOT INC.
Entity Central Index Key	0001901799
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, State or Province	GA
Entity Tax Identification Number	87-3219029
Entity Address, Address Line One	3343 Peachtree Road NE
Entity Address, Address Line Two	Suite 750
Entity Address, City or Town	Atlanta
Entity Address, Postal Zip Code	30326
City Area Code	678
Local Phone Number	435-9604
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	6199
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	3343 Peachtree Road NE
Entity Address, Address Line Two	Suite 750
Entity Address, City or Town	Atlanta
Entity Address, Postal Zip Code	30326
City Area Code	678
Local Phone Number	435-9604
Contact Personnel Name	Brandon Mintz